Long-term Debt – Related Parties - Schedule of Long-Term Debt – Related Parties (Details) - Ci2i Services, INC [Member] - USD ($)		Jun. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Long term debt current - related parties		$ 243,162		$ 249,298		$ 167,487
Promissory Note – Ajay Sikka [Member]
Long term debt current - related parties		235,671	[1]	226,707	[2]	167,487	[2]
Promissory Note – OmniM2M [Member]
Long term debt current - related parties	[3]	(2,509)		12,591
Note Payable –Satinder Thiara [Member]
Long term debt current - related parties		$ 10,000	[4]	$ 10,000	[5]		[5]

[1]	This is a loan from the CEO entered into January 1, 2015, and is unsecured. The loan bears interest at 15% annually (1.25% monthly). Interest expense on this loan for the six months ended June 30, 2017 and 2016 was $16,402 and $15,890, respectively. Accrued interest on this loan at December 31, 2016 is $92,592.
[2]	This is a loan from the CEO entered into January 1, 2015, and is unsecured. The loan bears interest at 15% annually (1.25% monthly). Interest expense on this loan for the years ended December 31, 2016 and 2015 was $31,245 and $44,945, respectively. Accrued interest on this loan at December 31, 2016 is $76,190.
[3]	This is an unsecured note (advance) from OmniM2M. These funds are used to pay for the employee benefits of OmniM2M. There is no interest charged on this amount, and the companies have common shareholders and management.
[4]	Note payable to Satinder Thiara entered into December 13, 2016, at interest rate of 15% annually (1.25% monthly). This is an unsecured loan. Interest expense on this loan for the six months ended June 30, 2017 was $827. Accrued interest on this loan at June 30, 2017 is $901. Satinder Thiara is a shareholder of the Company.
[5]	Note payable to Satinder Thiara entered into December 13, 2016, at interest rate of 15% annually (1.25% monthly). This is an unsecured loan. Interest expense on this loan for the period ended December 31, 2016 was $74. Accrued interest on this loan at December 31, 2016 is $74. Satinder Thiara is a shareholder of the Company.